Schedule of Investments (unaudited)
June 30, 2024
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Boeing Co. (The)(a)	233,144	$ 42,434,539
General Dynamics Corp.	91,858	26,651,680
General Electric Co.	442,251	70,304,642
Lockheed Martin Corp.	86,514	40,410,689
RTX Corp.	537,159	53,925,392
		233,726,942
Air Freight & Logistics — 0.5%
FedEx Corp.	91,472	27,426,965
United Parcel Service, Inc., Class B	294,697	40,329,284
		67,756,249
Automobiles — 2.0%
Ford Motor Co.	1,575,295	19,754,199
General Motors Co.	463,217	21,521,062
Tesla, Inc.(a)	1,121,020	221,827,438
		263,102,699
Banks — 3.9%
Bank of America Corp.	2,748,941	109,325,383
Citigroup, Inc.	770,661	48,906,147
JPMorgan Chase & Co.	1,160,247	234,671,558
U.S. Bancorp	630,470	25,029,659
Wells Fargo & Co.	1,408,622	83,658,061
		501,590,808
Beverages — 1.5%
Coca-Cola Co. (The)	1,565,309	99,631,918
PepsiCo, Inc.	555,454	91,611,028
		191,242,946
Biotechnology — 1.7%
AbbVie, Inc.	713,464	122,373,346
Amgen, Inc.	216,736	67,719,163
Gilead Sciences, Inc.	501,464	34,405,445
		224,497,954
Broadline Retail — 5.5%
Amazon.com, Inc.(a)	3,700,032	715,031,184
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The)	302,144	18,095,404
BlackRock, Inc.(b)	56,311	44,334,777
Charles Schwab Corp. (The)	603,181	44,448,408
Goldman Sachs Group, Inc. (The)	130,286	58,930,963
Morgan Stanley	505,665	49,145,581
		214,955,133
Chemicals — 0.8%
Dow, Inc.	282,942	15,010,073
Linde PLC	194,225	85,227,872
		100,237,945
Communications Equipment — 0.6%
Cisco Systems, Inc.	1,634,028	77,632,670
Consumer Finance — 0.6%
American Express Co.	229,591	53,161,796
Capital One Financial Corp.	154,381	21,374,050
		74,535,846
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	179,189	152,308,858
Target Corp.	186,917	27,671,193
Walmart, Inc.	1,725,895	116,860,350
		296,840,401
Security	Shares	Value
Diversified Telecommunication Services — 1.0%
AT&T Inc.	2,896,955	$ 55,360,810
Verizon Communications, Inc.	1,700,662	70,135,301
		125,496,111
Electric Utilities — 1.0%
Duke Energy Corp.	311,818	31,253,518
NextEra Energy, Inc.	830,093	58,778,885
Southern Co. (The)	441,775	34,268,487
		124,300,890
Electrical Equipment — 0.2%
Emerson Electric Co.	230,157	25,354,095
Entertainment — 1.5%
Netflix, Inc.(a)	174,091	117,490,534
Walt Disney Co. (The)	737,610	73,237,297
		190,727,831
Financial Services — 4.9%
Berkshire Hathaway, Inc., Class B(a)	731,444	297,551,419
Mastercard, Inc., Class A	331,893	146,417,916
PayPal Holdings, Inc.(a)	422,644	24,526,031
Visa, Inc., Class A	636,246	166,995,488
		635,490,854
Food Products — 0.3%
Kraft Heinz Co. (The)	321,422	10,356,217
Mondelez International, Inc., Class A	541,859	35,459,253
		45,815,470
Ground Transportation — 0.4%
Union Pacific Corp.	246,508	55,774,900
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	702,864	73,034,598
Medtronic PLC	536,518	42,229,332
		115,263,930
Health Care Providers & Services — 1.7%
CVS Health Corp.	505,898	29,878,336
UnitedHealth Group, Inc.	372,078	189,484,442
		219,362,778
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	13,708	54,304,242
McDonald’s Corp.	291,678	74,331,222
Starbucks Corp.	457,645	35,627,663
		164,263,127
Household Products — 1.5%
Colgate-Palmolive Co.	330,726	32,093,651
Procter & Gamble Co. (The)	953,563	157,261,610
		189,355,261
Industrial Conglomerates — 0.6%
3M Co.	223,574	22,847,027
Honeywell International, Inc.	263,102	56,182,801
		79,029,828
Insurance — 0.3%
American International Group, Inc.	268,158	19,908,050
MetLife, Inc.	241,352	16,940,497
		36,848,547
Interactive Media & Services — 9.6%
Alphabet, Inc., Class A	2,373,280	432,292,952
Alphabet, Inc., Class C, NVS	1,974,429	362,149,767
Meta Platforms, Inc., Class A	885,413	446,442,943
		1,240,885,662

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.1%
Accenture PLC, Class A	254,025	$ 77,073,725
International Business Machines Corp.	371,142	64,189,009
		141,262,734
Life Sciences Tools & Services — 1.2%
Danaher Corp.	266,340	66,545,049
Thermo Fisher Scientific, Inc.	154,227	85,287,531
		151,832,580
Machinery — 0.8%
Caterpillar, Inc.	197,600	65,820,560
Deere & Co.	104,742	39,134,754
		104,955,314
Media — 0.6%
Charter Communications, Inc., Class A(a)	39,867	11,918,638
Comcast Corp., Class A	1,581,468	61,930,287
		73,848,925
Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	692,499	108,320,694
ConocoPhillips	472,531	54,048,096
Exxon Mobil Corp.	1,812,461	208,650,510
		371,019,300
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	818,754	34,002,854
Eli Lilly & Co.	322,553	292,033,035
Johnson & Johnson	972,370	142,121,599
Merck & Co., Inc.	1,023,329	126,688,130
Pfizer, Inc.	2,289,463	64,059,175
		658,904,793
Retail REITs — 0.1%
Simon Property Group, Inc.	130,984	19,883,371
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc.(a)	653,040	105,929,618
Broadcom, Inc.	176,004	282,579,702
Intel Corp.	1,719,945	53,266,697
NVIDIA Corp.	9,937,635	1,227,695,428
QUALCOMM, Inc.	451,705	89,970,602
Texas Instruments, Inc.	367,861	71,560,000
		1,831,002,047
Software — 13.2%
Adobe, Inc.(a)	181,007	100,556,629
Security	Shares	Value
Software (continued)
Intuit, Inc.	113,120	$ 74,343,595
Microsoft Corp.	3,002,873	1,342,134,088
Oracle Corp.	644,080	90,944,096
Salesforce, Inc.	392,413	100,889,382
		1,708,867,790
Specialized REITs — 0.3%
American Tower Corp.	188,672	36,674,063
Specialty Retail — 1.4%
Home Depot, Inc. (The)	400,374	137,824,746
Lowe’s Cos., Inc.	231,509	51,038,474
		188,863,220
Technology Hardware, Storage & Peripherals — 9.5%
Apple Inc.	5,823,746	1,226,597,383
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	490,054	36,935,370
Tobacco — 0.7%
Altria Group, Inc.	693,991	31,611,290
Philip Morris International, Inc.	628,087	63,644,056
		95,255,346
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	208,327	36,703,051
Total Long-Term Investments — 99.8% (Cost: $9,455,199,250)		12,891,725,348
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	21,121,353	21,121,353
Total Short-Term Securities — 0.2% (Cost: $21,121,353)		21,121,353
Total Investments — 100.0% (Cost: $9,476,320,603)		12,912,846,701
Other Assets Less Liabilities — 0.0%		3,988,747
Net Assets — 100.0%		$ 12,916,835,448
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 100 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 85,068	$ —	$ (93,661)(b)	$ 8,601	$ (8)	$ —	—	$ 3,461(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,278,938	4,842,415(b)	—	—	—	21,121,353	21,121,353	281,580	—
BlackRock, Inc.	45,350,779	1,753,729	(268,996)	95,619	(2,596,354)	44,334,777	56,311	285,411	—
				$ 104,220	$ (2,596,362)	$ 65,456,130		$ 570,452	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	81	09/20/24	$ 22,362	$ 75,416
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 100 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 12,891,725,348	$ —	$ —	$ 12,891,725,348
Short-Term Securities
Money Market Funds	21,121,353	—	—	21,121,353
	$ 12,912,846,701	$ —	$ —	$ 12,912,846,701
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 75,416	$ —	$ —	$ 75,416
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
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